Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus
2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia
Retirement 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045
Fund (the “Funds”)

Supplement dated November 16, 2011 to the prospectuses dated June 29, 2011

Columbia Retirement Plus 2010 Fund | Class A, C and R Shares
Columbia Retirement Plus 2010 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2010 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2010 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			1.27%	1.27%	1.27%
Acquired fund fees and expenses			0.70%	0.70%	0.70%
Total annual fund operating expenses			2.22%	2.97%	2.47%
Less: Fee waiver/expense reimbursement	[2]		(1.27%)	(1.27%)	(1.27%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.95%	1.70%	1.20%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2010 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	666	992	1,471	2,794
Class C	Class C (if shares are redeemed)	273	672	1,333	3,107
Class R	Class R (whether or not shares are redeemed)	122	519	1,080	2,612

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2010 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	173	672	1,333	3,107

Columbia Retirement Plus 2015 Fund | Class A, C and R Shares
Columbia Retirement Plus 2015 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2015 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2015 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.54%	0.54%	0.54%
Acquired fund fees and expenses			0.72%	0.72%	0.72%
Total annual fund operating expenses			1.51%	2.26%	1.76%
Less: Fee waiver/expense reimbursement	[2]		(0.54%)	(0.54%)	(0.54%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.97%	1.72%	1.22%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2015 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	668	922	1,253	2,189
Class C	Class C (if shares are redeemed)	275	600	1,110	2,514
Class R	Class R (whether or not shares are redeemed)	124	446	851	1,987

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2015 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	175	600	1,110	2,514

Columbia Retirement Plus 2020 Fund | Class A, C and R Shares
Columbia Retirement Plus 2020 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2020 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2020 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.51%	0.51%	0.51%
Acquired fund fees and expenses			0.74%	0.74%	0.74%
Total annual fund operating expenses			1.50%	2.25%	1.75%
Less: Fee waiver/expense reimbursement	[2]		(0.51%)	(0.51%)	(0.51%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.99%	1.74%	1.24%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2020 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	670	925	1,254	2,183
Class C	Class C (if shares are redeemed)	277	603	1,110	2,508
Class R	Class R (whether or not shares are redeemed)	126	449	852	1,981

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2020 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	177	603	1,110	2,508

Columbia Retirement Plus 2025 Fund | Class A, C and R Shares
Columbia Retirement Plus 2025 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2025 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2025 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.43%	0.43%	0.43%
Acquired fund fees and expenses			0.76%	0.76%	0.76%
Total annual fund operating expenses			1.44%	2.19%	1.69%
Less: Fee waiver/expense reimbursement	[2]		(0.43%)	(0.43%)	(0.43%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.01%	1.76%	1.26%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2025 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	672	923	1,238	2,133
Class C	Class C (if shares are redeemed)	279	601	1,095	2,459
Class R	Class R (whether or not shares are redeemed)	128	447	836	1,929

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2025 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	179	601	1,095	2,459

Columbia Retirement Plus 2030 Fund | Class A, C and R Shares
Columbia Retirement Plus 2030 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2030 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2030 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.45%	0.45%	0.45%
Acquired fund fees and expenses			0.77%	0.77%	0.77%
Total annual fund operating expenses			1.47%	2.22%	1.72%
Less: Fee waiver/expense reimbursement	[2]		(0.45%)	(0.45%)	(0.45%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.02%	1.77%	1.27%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2030 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	673	928	1,250	2,162
Class C	Class C (if shares are redeemed)	280	606	1,106	2,487
Class R	Class R (whether or not shares are redeemed)	129	452	848	1,959

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2030 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	180	606	1,106	2,487

Columbia Retirement Plus 2035 Fund | Class A, C and R Shares
Columbia Retirement Plus 2035 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2035 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2035 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.57%	0.57%	0.57%
Acquired fund fees and expenses			0.77%	0.77%	0.77%
Total annual fund operating expenses			1.59%	2.34%	1.84%
Less: Fee waiver/expense reimbursement	[2]		(0.57%)	(0.57%)	(0.57%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.02%	1.77%	1.27%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2035 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	673	940	1,288	2,267
Class C	Class C (if shares are redeemed)	280	619	1,145	2,591
Class R	Class R (whether or not shares are redeemed)	129	465	887	2,068

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2035 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	180	619	1,145	2,591

Columbia Retirement Plus 2040 Fund | Class A, C and R Shares
Columbia Retirement Plus 2040 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2040 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2040 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.75%	0.75%	0.75%
Acquired fund fees and expenses			0.77%	0.77%	0.77%
Total annual fund operating expenses			1.77%	2.52%	2.02%
Less: Fee waiver/expense reimbursement	[2]		(0.75%)	(0.75%)	(0.75%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.02%	1.77%	1.27%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2040 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	673	959	1,344	2,424
Class C	Class C (if shares are redeemed)	280	638	1,203	2,744
Class R	Class R (whether or not shares are redeemed)	129	485	947	2,230

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2040 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	180	638	1,203	2,744

Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares
Columbia Retirement Plus 2045 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2045 Fund Class A, C, R and R4 Shares	Class A	Class C	Class R	Class R4
Shareholder Fees Column [Text]	Class A	Class C	Class R	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none	none

Annual Fund Operating Expenses Columbia Retirement Plus 2045 Fund		Class A, C, R and R4 Shares	Class A, C, R and R4 Shares Class A	Class A, C, R and R4 Shares Class C	Class A, C, R and R4 Shares Class R	Class A, C, R and R4 Shares Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R	Class R4
Management fees			none	none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%	none
Other expenses			0.84%	0.84%	0.84%	1.09%
Acquired fund fees and expenses			0.78%	0.78%	0.78%	0.78%
Total annual fund operating expenses			1.87%	2.62%	2.12%	1.87%
Less: Fee waiver/expense reimbursement	[2]		(0.84%)	(0.84%)	(0.84%)	(0.84%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.03%	1.78%	1.28%	1.03%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R , 0.25% for Class R4 and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2045 Fund Class A, C, R and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	674	971	1,377	2,511
Class C	Class C (if shares are redeemed)	281	650	1,236	2,830
Class R	Class R (whether or not shares are redeemed)	130	497	981	2,320
Class R4	Class R4 (whether or not shares are redeemed)	105	420	851	2,054

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2045 Fund Prospectus Five Member Class C	Class C (if shares are not redeemed)	181	650	1,236	2,830